COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Cumulative Product claims Activity
A summary of bodily injury claims activity follows:

	2017	2016	2015
Outstanding claims, January 1	87	70	56
New claims (*)	34	31	16
Settled and dismissed claims	(16)	(14)	(2)
Outstanding claims, December 31 (**)	105	87	70

(*) Representing 19, 30 and 16 injured persons in 2017, 2016 and 2015, respectively.
(**) Not including the pre-litigation notice received by Company's subsidiary in Australia and a legal proceedings in Spain which are in preliminary stages and as of December 31, 2017, the Company cannot estimate loss probability associated with such proceedings.

Schedule of Future Minimum Lease Commitments
The land and certain of the Company's facilities and vehicles are leased under operating lease agreements. Future minimum lease commitments under non-cancellable operating leases for the specified periods ending after December 31, 2017 are as follows:

2018	$15,150
2019	14,145
2020	10,806
2021	9,659
2022	8,275
2023 and thereafter	45,435

Total	$103,470

Schedule of Significant Contractual Obligations and Commitments
The Company's significant contractual obligations and commitments as of December 31, 2017 are summarized in the following table:

2018 (1)	$38,530
2019 and thereafter	-

$38,530

(1)	Consists of purchase obligations to certain suppliers.